Filed pursuant to Rule 497

File Nos. 333-28339 and 811-08239

PROFUNDS

MONEY MARKET PROFUND

Supplement dated October 8, 2010 to the Statement of Additional Information of

Money Market ProFund (the “Fund”) dated May 1, 2010 (the “SAI”)

The subheading “LENDING OF PORTFOLIO SECURITIES” under the heading “INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS” and all text thereunder in the SAI are hereby deleted in their entirety.